Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred Stock A; Par value	$ 0.01	$ 0.01
Preferred stock A; Preferred authorized shares	313,690	313,960
Preferred stock A; Stock issued	0	88,711
Preferred stock A; Stock outstanding	0	88,711
Preferred Stock B; Par value	$ 0.01	$ 0.01
Preferred stock B; Preferred authorized shares	279,256	279,256
Preferred stock B; Stock issued	0	88,711
Preferred stock B; Stock outstanding	0	88,711
Preferred Stock C; Par value	$ 0.01	$ 0.01
Preferred stock C; Preferred authorized shares	88,098	88,098
Preferred stock C; Stock issued	88,098	0
Preferred stock C; Stock outstanding	88,098	0
Preferred stock C; Liquidation value	$ 0	$ 743,000
Preferred Stock D; Par value	$ 0.01	$ 0.01
Preferred stock D; Preferred authorized shares	850	850
Preferred stock D; Stock issued	743	0
Preferred stock D; Stock outstanding	743	0
Preferred stock D; Liquidation value	$ 0	$ 743,000
Common stock; par value	$ 0.01	$ 0.01
Common stock; common shares authorized	20,000,000	20,000,000
Common stock; Stock Issued	6,723,993	2,711,750
Common stock; Stock Outstanding	6,723,993	2,711,750